HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	$ (2,931)
Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			$ 4,845,237		$ 4,204,704
Amount of hedge by financial liabilities in foreign currency			(2,297,371)		(2,169,060)
Amount of hedge by forward contracts			(2,529,403)		(2,017,464)
Cumulative translation adjustment of the investments				$ 4,431,333		$ 4,336,004
Exchange difference of financial liabilities	(1,723,792)	$ (1,675,850)
Exchange difference in forward contracts	(2,843,547)	(2,793,229)
Net OCI account	(136,006)	(133,075)
Leasing Bogota Panama S.A.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	(1,445)
Leasing Bogota Panama S.A. | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			4,475,304		3,964,051
Amount of hedge by financial liabilities in foreign currency			(2,067,100)		(2,067,100)
Amount of hedge by forward contracts			(2,391,651)		(1,896,348)
Cumulative translation adjustment of the investments				4,230,937		4,129,381
Exchange difference of financial liabilities	(1,651,823)	(1,595,205)
Exchange difference in forward contracts	(2,716,214)	(2,669,831)
Net OCI account	(137,100)	(135,655)
Other subsidiaries and branches Banco de Bogota
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	(297)
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			139,662		126,380
Amount of hedge by forward contracts			(137,752)		(121,116)
Cumulative translation adjustment of the investments				129,616		125,978
Exchange difference in forward contracts	(127,333)	(123,398)
Net OCI account	2,283	2,580
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			31,027		23,971
Amount of hedge by financial liabilities in foreign currency			(31,027)		(23,971)
Cumulative translation adjustment of the investments				25,748		24,606
Exchange difference of financial liabilities	(25,748)	(24,606)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			38,924		23,439
Amount of hedge by financial liabilities in foreign currency			(38,924)		(23,439)
Cumulative translation adjustment of the investments				37,376		35,577
Exchange difference of financial liabilities	(37,376)	(35,577)
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			26,214		31,214
Amount of hedge by financial liabilities in foreign currency			(26,214)		(31,214)
Cumulative translation adjustment of the investments				9,332		10,072
Exchange difference of financial liabilities	(9,332)	(10,072)
Gases del Pacifico S.A.C.
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Net OCI account	(1,189)
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			2,500		4,000
Amount of hedge by financial liabilities in foreign currency			(2,500)		(4,000)
Cumulative translation adjustment of the investments				2,302		2,394
Exchange difference of financial liabilities	(3,490)	(2,394)
Net OCI account	(1,189)
Gas Natural de Lima y Callao S.A.C. - Calidda | Hedges of net investment in foreign operations
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Investment amount			131,606		31,649
Amount of hedge by financial liabilities in foreign currency			$ (131,606)		$ (19,336)
Cumulative translation adjustment of the investments				$ (3,977)		$ 7,996
Exchange difference of financial liabilities	$ 3,977	$ (7,996)